Inventories - Schedule of Inventories (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Line Items]
Inventory gross		$ 4,306,872	$ 3,126,925
Accumulated impairment for inventory		(27,542)	(529,603)	$ (971,328)
Total Inventory		4,279,330	2,597,322
Assembly Items [Member]
Schedule of Inventories [Line Items]
Inventory gross	[1]	2,386,941	1,101,757
Trading Goods [Member]
Schedule of Inventories [Line Items]
Inventory gross	[2]	1,425,888	1,473,420
Parts [Member]
Schedule of Inventories [Line Items]
Inventory gross	[3]	$ 494,043	$ 551,748

[1]	Assembly items includes PV cable, PV connectors and accessories.
[2]	Trading goods mainly refers to the HPC servers.
[3]	Parts mainly refers to raw materials for solar PV products.